7. STOCKHOLDERS' EQUITY (Details)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments

Stock-Based Compensation: During the quarter ended June 30, 2012, the Company issued 300,000 options, with a fair value of $54,300, to the manager of NyacAU as part of the JV Agreement described in Note 3 Joint Venture. There were no other options issued during the nine-month period ended September 30, 2012.

For the nine-month period ended September 30, 2012, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions:

01/01/2012 to 09/30/2012

Risk-free interest rate 1.75%

Expected dividend yield --

Expected term 5 years

Expected volatility 146.6%

The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company evaluated previous low occurrences of option forfeitures and, at the most recent computations of fair valued, believed that current holders of the option would hold them to maturity as has been experienced historically; therefore, no variable for forfeiture was used in the calculation of fair value. In light of the subsequent forfeiture in 2012 of 200,000 options by one holder, the Company’s future fair value computations may include a forfeiture variable.

For the nine-month periods ended September 30, 2012 and 2011, the Company recognized share-based compensation for employees of $8,371 and $35,527, and share-based compensation in relation to the joint-venture with NyacAU of $54,300 and $nil respectively. One holder forfeited 200,000 stock options as a result of termination of employment during the nine months ended September 30, 2012.